SHARE BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2017
SHARE BASED COMPENSATION
Summary of the shares options activities

		Weighted	Weighted	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	shares	USD	years	USD
Outstanding as of March 31, 2014	4,214,667	2.72
Granted	1,469,460	2.24
Exercised	(300,000)	2.12
Forfeited	(1,102,095)	2.50
Expired	(396,365)	2.58

Outstanding as of March 31, 2015	3,885,667	2.66
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(1,981,600)	2.72

Outstanding as of March 31, 2016	1,904,067	2.61
Granted	900,000	1.71
Exercised	—	—
Forfeited	(100,000)	1.71
Expired	(253,000)	3.60

Outstanding as of March 31, 2017	2,451,067	2.21

Vested and expected to vest as of March 31, 2017	2,451,067	2.21	7.96	156,000

Exercisable as of March 31, 2017	916,337	2.63	6.45	—

Schedule of information relating to options outstanding and exercisable

Options outstanding as of March 31, 2017			Options exercisable as of March 31, 2017
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
74,000	3.60	0.50	74,000	3.60	0.50
100,000	4.75	0.83	100,000	4.75	0.83
7,607	2.69	1.91	7,607	2.69	1.91
1,469,460	2.24	7.86	734,730	2.24	7.86
800,000	1.71	9.80	—	—	—

2,451,067	2.21	7.96	916,337	2.63	6.45

Summary of assumptions used in the valuation model
	Year Ended March 31,
	2015	2016	2017

Expected dividend yield	0%	0%	0%
Expected volatility	71%	50%	63%
Expected term	6.25	0.25	6.08
Risk-free interest rate (per annum)	1.70%	0.72%	1.98%

Non-vested shares
SHARE BASED COMPENSATION
Summary of the non-vested shares activities

		Weighted average
	Number	grant date
	of shares	fair value
		USD
Outstanding at March 31, 2014	810,000	3.989
Granted	—	—
Vested	(335,000)	4.380
Forfeited	(30,000)	2.145

Outstanding at March 31, 2015	445,000	3.819

Granted	—	—
Vested	(325,000)	4.437
Forfeited	—	—

Outstanding at March 31, 2016	120,000	2.145

Granted	2,700,000	1.650
Vested	(60,000)	2.145
Forfeited	(60,000)	1.650

Outstanding at March 31, 2017	2,700,000	1.661

Schedule of allocation of recognized compensation expense for non-vested shares

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB
Cost of revenues	164,741	90,002	455,115
Research and development	179,186	75,834	495,440
Sales and marketing	295,519	150,420	525,542
General and administrative	5,487,275	808,054	1,403,224

Total share based compensation expense	6,126,721	1,124,310	2,879,321